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 					       Filed Pursuant to Rule 497(e) of
                                                     the Securities Act of 1933

                                                               November 16, 2015

                                    Pioneer Funds

            Supplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:

Fund                                             Date of Prospectus
----                                             -------------------------------
Pioneer Absolute Return Bond Fund                December 31, 2014
Pioneer AMT-Free Municipal Fund                  April 1, 2015
Pioneer Bond Fund                                November 1, 2015
Pioneer Classic Balanced Fund                    July 1, 2015
Pioneer Core Equity Fund                         May 1, 2015
Pioneer Disciplined Growth Fund                  December 31, 2014
Pioneer Disciplined Value Fund                   December 31, 2014
Pioneer Dynamic Credit Fund                      August 1, 2015
Pioneer Emerging Markets Fund                    April 1, 2015
Pioneer Equity Income Fund                       March 1, 2015
Pioneer Flexible Opportunities Fund              March 1, 2015
Pioneer Floating Rate Fund                       March 1, 2015
Pioneer Fund                                     May 1, 2015
Pioneer Fundamental Growth Fund                  August 1, 2015
Pioneer Global Equity Fund                       July 1, 2015
Pioneer Global High Yield Fund                   March 1, 2015
Pioneer Global Multisector Income Fund           March 1, 2015
Pioneer Government Income Fund                   December 1, 2014
Pioneer High Income Municipal Fund               December 31, 2014
Pioneer High Yield Fund                          March 1, 2015
Pioneer International Equity Fund                April 1, 2015
Pioneer Long/Short Bond Fund                     December 31, 2014 (as revised
                                                 June 1, 2015)
Pioneer Long/Short Opportunistic Credit Fund     December 31, 2014 (as revised
                                                 June 1, 2015)
Pioneer Mid Cap Value Fund                       March 1, 2015
Pioneer Multi-Asset Income Fund                  December 1, 2014
Pioneer Multi-Asset Ultrashort Income Fund       August 1, 2015
Pioneer Real Estate Shares                       May 1, 2015
Pioneer Select Mid Cap Growth Fund               April 1, 2015
Pioneer Short Term Income Fund                   December 1, 2014
Pioneer Solutions - Balanced Fund                July 1, 2015
Pioneer Solutions - Conservative Fund            July 1,  2015
Pioneer Solutions - Growth Fund                  July 1, 2015
Pioneer Strategic Income Fund                    February 1, 2015
Pioneer U.S. Government Money Market Fund        November 13, 2015

Pioneer Investment Management, Inc. (the "Adviser"), each fund's investment adviser, is currently an indirect, wholly owned subsidiary of UniCredit S.p.A. ("UniCredit"). On November 11, 2015, UniCredit announced that it signed a binding master agreement with Banco Santander and affiliates of Warburg Pincus and General Atlantic (the "Private Equity Firms") with respect to Pioneer Investments ("Pioneer") and Santander Asset Management ("SAM")
(the "Transaction").

The Transaction, as previously announced by UniCredit, will establish a holding company, with the name Pioneer Investments, to be owned by UniCredit (50%) and the Private Equity Firms (50% between them). The holding company will control Pioneer's U.S. operations, including the Adviser. The holding company also will own 66.7% of Pioneer's and SAM's combined operations outside the U.S., while Banco Santander will own directly the remaining 33.3% stake. The closing of the Transaction is expected to happen in 2016, subject to certain regulatory and other approvals.

Under the Investment Company Act of 1940, completion of the Transaction will cause each fund's current investment advisory agreement with the Adviser to terminate. Accordingly, each fund's Board of Trustees will be asked to approve a new investment advisory agreement. If approved by the Board, each fund's new investment advisory agreement will be submitted to the shareholders of the fund for their approval.

                                                                   28978-00-1115
                                        (C) 2015 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC